Restatement of Previously Issued Consolidated Financial Statements - Consolidated Statement of Operations (Details) - USD ($)		3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 05, 2025	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
General and administrative expenses		$ 13,965,950	$ 6,794,042	$ 1,034,619	$ 587,167	$ 2,268,762	$ 1,645,136	$ 9,062,804	$ 2,232,303	$ 14,766,607	$ 3,441,820
Research and development expenses		7,872,531	1,920,372	684,393	146,724	1,549,775	213,762	3,470,147	360,486	6,617,562	661,183
Other non-operating income (expense):
Change in fair value of SAFE Notes	$ (39,834,049)	0	(36,715,107)	(1,418,066)	495,351	(3,118,942)	(158,020)	(39,834,049)	337,331	(39,834,049)	(1,631,446)
Net loss		$ (21,343,447)	$ (45,414,335)	$ (3,136,887)	$ (1,220,296)	$ (6,936,475)	$ (1,689,843)	$ (52,350,810)	$ (2,910,139)	$ (61,002,954)	$ (5,713,369)
Basic weighted average shares outstanding of common stock (in shares)		54,443,626	23,434,266	16,320,839	13,189,817	14,057,349	5,484,637	17,391,203	8,676,304	25,332,277	10,037,251
Diluted weighted average shares outstanding of common stock (in shares)		54,443,626	23,434,266	16,320,839	13,189,817	14,057,349	5,484,637	17,391,203	8,676,304		10,037,251
Basic net loss per share of common stock (in dollars per share)		$ (0.39)	$ (1.94)	$ (0.19)	$ (0.09)	$ (0.49)	$ (0.31)	$ (3.01)	$ (0.33)	$ (2.41)	$ (0.57)
Diluted net loss per share of common stock (in dollars per share)		$ (0.39)	$ (1.94)	$ (0.19)	$ (0.09)	$ (0.49)	$ (0.31)	$ (3.01)	$ (0.33)		$ (0.57)
As Previously Reported
Operating expenses:
General and administrative expenses			$ 6,700,416		$ 486,151	$ 2,718,780	$ 752,535	$ 9,419,196	$ 1,238,686
Research and development expenses			2,104,021		219,478	780,517	135,930	2,884,538	355,408
Other non-operating income (expense):
Change in fair value of SAFE Notes			(31,601,632)		1,248,279	(3,638,167)	1,251,721	(35,239,799)	2,500,000
Net loss			$ (40,390,883)		$ (1,944,963)	$ (7,136,460)	$ (2,129,151)	$ (47,527,343)	$ (4,074,114)
Basic weighted average shares outstanding of common stock (in shares)			31,316,149		16,182,268	16,237,748	658,569	21,282,445	13,006,041
Diluted weighted average shares outstanding of common stock (in shares)			31,316,149		16,182,268	16,237,748	658,569	21,282,445	13,006,041
Basic net loss per share of common stock (in dollars per share)			$ (1.29)		$ (0.12)	$ (0.44)	$ (3.23)	$ (2.23)	$ (0.31)
Diluted net loss per share of common stock (in dollars per share)			$ (1.29)		$ (0.12)	$ (0.44)	$ (3.23)	$ (2.23)	$ (0.31)
Adjustment
Operating expenses:
General and administrative expenses			$ 93,626		$ 101,016	$ (450,018)	$ 892,601	$ (356,392)	$ 993,617
Research and development expenses			(183,649)		(72,754)	769,258	77,832	585,609	5,078
Other non-operating income (expense):
Change in fair value of SAFE Notes			(5,113,475)		(752,928)	519,225	(1,409,741)	(4,594,250)	(2,162,669)
Net loss			$ (5,023,452)		$ 724,667	$ 199,985	$ 439,308	$ (4,823,467)	$ 1,163,975
Basic weighted average shares outstanding of common stock (in shares)			(7,881,883)		(2,992,451)	(2,180,399)	4,826,068	(3,891,242)	(4,329,737)
Diluted weighted average shares outstanding of common stock (in shares)			(7,881,883)		(2,992,451)	(2,180,399)	4,826,068	(3,891,242)	(4,329,737)
Basic net loss per share of common stock (in dollars per share)			$ (0.65)		$ 0.03	$ (0.05)	$ 2.92	$ (0.78)	$ (0.02)
Diluted net loss per share of common stock (in dollars per share)			$ (0.65)		$ 0.03	$ (0.05)	$ 2.92	$ (0.78)	$ (0.02)
Wrong inputs and assumptions used in valuation models | As Previously Reported
Operating expenses:
General and administrative expenses											$ 2,419,009
Research and development expenses											643,642
Other non-operating income (expense):
Change in fair value of SAFE Notes											(4,987,665)
Net loss											$ (8,029,236)
Basic weighted average shares outstanding of common stock (in shares)											13,877,567
Diluted weighted average shares outstanding of common stock (in shares)											13,877,567
Basic net loss per share of common stock (in dollars per share)											$ (0.58)
Diluted net loss per share of common stock (in dollars per share)											$ (0.58)
Wrong inputs and assumptions used in valuation models | Adjustment
Operating expenses:
General and administrative expenses											$ 1,022,811
Research and development expenses											17,541
Other non-operating income (expense):
Change in fair value of SAFE Notes											3,356,219
Net loss											$ 2,315,867
Basic weighted average shares outstanding of common stock (in shares)											(3,840,316)
Diluted weighted average shares outstanding of common stock (in shares)											(3,840,316)
Basic net loss per share of common stock (in dollars per share)											$ 0.01
Diluted net loss per share of common stock (in dollars per share)											$ 0.01